Distribution Date:	11/18/21	BANK 2020-BNK25
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17	General Special Servicer	KeyBank National Association
Principal Prepayment Detail	18		Andy Lindenman	(913) 317-4372
Historical Detail	19		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			General Contact	(302) 636-4140
Supplemental Notes	28
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06539WAW6	1.884000%	15,250,000.00	10,694,960.63	234,018.82	16,791.09	0.00	0.00	250,809.91	10,460,941.81	21.68%	21.63%
A-2	06539WAX4	2.759000%	8,461,000.00	8,461,000.00	0.00	19,453.25	0.00	0.00	19,453.25	8,461,000.00	21.68%	21.63%
A-3	06539WAY2	2.391000%	61,183,000.00	61,183,000.00	0.00	121,907.13	0.00	0.00	121,907.13	61,183,000.00	21.68%	21.63%
A-SB	06539WAZ9	2.613000%	22,612,000.00	22,612,000.00	0.00	49,237.63	0.00	0.00	49,237.63	22,612,000.00	21.68%	21.63%
A-4	06539WBA3	2.399000%	417,000,000.00	417,000,000.00	0.00	833,652.50	0.00	0.00	833,652.50	417,000,000.00	21.68%	21.63%
A-5	06539WBB1	2.649000%	562,284,000.00	562,284,000.00	0.00	1,241,241.93	0.00	0.00	1,241,241.93	562,284,000.00	21.68%	21.63%
A-S	06539WBE5	2.841000%	194,070,000.00	194,070,000.00	0.00	459,460.72	0.00	0.00	459,460.72	194,070,000.00	21.68%	21.63%
B	06539WBF2	3.043000%	62,102,000.00	62,102,000.00	0.00	157,480.32	0.00	0.00	157,480.32	62,102,000.00	17.86%	17.82%
C	06539WBG0	3.467516%	58,221,000.00	58,221,000.00	0.00	168,235.21	0.00	0.00	168,235.21	58,221,000.00	14.29%	14.26%
D	06539WAA4	2.500000%	36,874,000.00	36,874,000.00	0.00	76,820.83	0.00	0.00	76,820.83	36,874,000.00	12.03%	12.01%
E	06539WAC0	2.500000%	21,347,000.00	21,347,000.00	0.00	44,472.92	0.00	0.00	44,472.92	21,347,000.00	10.72%	10.70%
F	06539WAE6	2.029516%	29,111,000.00	29,111,000.00	0.00	49,234.37	0.00	0.00	49,234.37	29,111,000.00	8.93%	8.92%
G	06539WAG1	2.029516%	15,525,000.00	15,525,000.00	0.00	26,256.87	0.00	0.00	26,256.87	15,525,000.00	7.98%	7.97%
H*	06539WAJ5	2.029516%	48,518,274.00	48,518,274.00	0.00	82,057.18	0.00	0.00	82,057.18	48,518,274.00	5.00%	5.00%
RR	N/A	3.529516%	81,713,593.41	81,473,854.49	12,316.78	239,636.07	0.00	0.00	251,952.85	81,461,537.71	0.00%	0.00%
Interest
R	06539WBH8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539WBK1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,634,271,867.41	1,629,477,089.12	246,335.60	3,585,938.02	0.00	0.00	3,832,273.62	1,629,230,753.52

Notional Certificates
X-A	06539WBC9	0.998882%	1,086,790,000.00	1,082,234,960.63	0.00	900,854.61	0.00	0.00	900,854.61	1,082,000,941.81
X-B	06539WBD7	0.532593%	314,393,000.00	314,393,000.00	0.00	139,536.38	0.00	0.00	139,536.38	314,393,000.00
X-D	06539WAN6	1.029516%	58,221,000.00	58,221,000.00	0.00	49,949.55	0.00	0.00	49,949.55	58,221,000.00
X-F	06539WAQ9	1.500000%	29,111,000.00	29,111,000.00	0.00	36,388.75	0.00	0.00	36,388.75	29,111,000.00
X-G	06539WAS5	1.500000%	15,525,000.00	15,525,000.00	0.00	19,406.25	0.00	0.00	19,406.25	15,525,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	06539WAU0	1.500000%	48,518,274.00	48,518,274.00	0.00	60,647.84	0.00	0.00	60,647.84	48,518,274.00
Notional SubTotal			1,552,558,274.00	1,548,003,234.63	0.00	1,206,783.38	0.00	0.00	1,206,783.38	1,547,769,215.81

Deal Distribution Total					246,335.60	4,792,721.40	0.00	0.00	5,039,057.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539WAW6	701.30889377	15.34549639	1.10105508	0.00000000	0.00000000	0.00000000	0.00000000	16.44655148	685.96339738
A-2	06539WAX4	1,000.00000000	0.00000000	2.29916677	0.00000000	0.00000000	0.00000000	0.00000000	2.29916677	1,000.00000000
A-3	06539WAY2	1,000.00000000	0.00000000	1.99250004	0.00000000	0.00000000	0.00000000	0.00000000	1.99250004	1,000.00000000
A-SB	06539WAZ9	1,000.00000000	0.00000000	2.17750000	0.00000000	0.00000000	0.00000000	0.00000000	2.17750000	1,000.00000000
A-4	06539WBA3	1,000.00000000	0.00000000	1.99916667	0.00000000	0.00000000	0.00000000	0.00000000	1.99916667	1,000.00000000
A-5	06539WBB1	1,000.00000000	0.00000000	2.20750000	0.00000000	0.00000000	0.00000000	0.00000000	2.20750000	1,000.00000000
A-S	06539WBE5	1,000.00000000	0.00000000	2.36749997	0.00000000	0.00000000	0.00000000	0.00000000	2.36749997	1,000.00000000
B	06539WBF2	1,000.00000000	0.00000000	2.53583331	0.00000000	0.00000000	0.00000000	0.00000000	2.53583331	1,000.00000000
C	06539WBG0	1,000.00000000	0.00000000	2.88959671	0.00000000	0.00000000	0.00000000	0.00000000	2.88959671	1,000.00000000
D	06539WAA4	1,000.00000000	0.00000000	2.08333324	0.00000000	0.00000000	0.00000000	0.00000000	2.08333324	1,000.00000000
E	06539WAC0	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06539WAE6	1,000.00000000	0.00000000	1.69126344	0.00000000	0.00000000	0.00000000	0.00000000	1.69126344	1,000.00000000
G	06539WAG1	1,000.00000000	0.00000000	1.69126377	0.00000000	0.00000000	0.00000000	0.00000000	1.69126377	1,000.00000000
H	06539WAJ5	1,000.00000000	0.00000000	1.69126338	0.00000000	0.00000000	0.00000000	0.00000000	1.69126338	1,000.00000000
RR Interest	N/A	997.06610724	0.15073110	2.93263409	0.00000000	0.00000000	0.00000000	0.00000000	3.08336520	996.91537614
R	06539WBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539WBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06539WBC9	995.80872168	0.00000000	0.82891323	0.00000000	0.00000000	0.00000000	0.00000000	0.82891323	995.59339137
X-B	06539WBD7	1,000.00000000	0.00000000	0.44382788	0.00000000	0.00000000	0.00000000	0.00000000	0.44382788	1,000.00000000
X-D	06539WAN6	1,000.00000000	0.00000000	0.85793013	0.00000000	0.00000000	0.00000000	0.00000000	0.85793013	1,000.00000000
X-F	06539WAQ9	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06539WAS5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06539WAU0	1,000.00000000	0.00000000	1.24999995	0.00000000	0.00000000	0.00000000	0.00000000	1.24999995	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	16,791.09	0.00	16,791.09	0.00	0.00	0.00	16,791.09	0.00
A-2	10/01/21 - 10/30/21	30	0.00	19,453.25	0.00	19,453.25	0.00	0.00	0.00	19,453.25	0.00
A-3	10/01/21 - 10/30/21	30	0.00	121,907.13	0.00	121,907.13	0.00	0.00	0.00	121,907.13	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	49,237.63	0.00	49,237.63	0.00	0.00	0.00	49,237.63	0.00
A-4	10/01/21 - 10/30/21	30	0.00	833,652.50	0.00	833,652.50	0.00	0.00	0.00	833,652.50	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,241,241.93	0.00	1,241,241.93	0.00	0.00	0.00	1,241,241.93	0.00
X-A	10/01/21 - 10/30/21	30	0.00	900,854.61	0.00	900,854.61	0.00	0.00	0.00	900,854.61	0.00
X-B	10/01/21 - 10/30/21	30	0.00	139,536.38	0.00	139,536.38	0.00	0.00	0.00	139,536.38	0.00
X-D	10/01/21 - 10/30/21	30	0.00	49,949.55	0.00	49,949.55	0.00	0.00	0.00	49,949.55	0.00
X-F	10/01/21 - 10/30/21	30	0.00	36,388.75	0.00	36,388.75	0.00	0.00	0.00	36,388.75	0.00
X-G	10/01/21 - 10/30/21	30	0.00	19,406.25	0.00	19,406.25	0.00	0.00	0.00	19,406.25	0.00
X-H	10/01/21 - 10/30/21	30	0.00	60,647.84	0.00	60,647.84	0.00	0.00	0.00	60,647.84	0.00
A-S	10/01/21 - 10/30/21	30	0.00	459,460.72	0.00	459,460.72	0.00	0.00	0.00	459,460.72	0.00
B	10/01/21 - 10/30/21	30	0.00	157,480.32	0.00	157,480.32	0.00	0.00	0.00	157,480.32	0.00
C	10/01/21 - 10/30/21	30	0.00	168,235.21	0.00	168,235.21	0.00	0.00	0.00	168,235.21	0.00
D	10/01/21 - 10/30/21	30	0.00	76,820.83	0.00	76,820.83	0.00	0.00	0.00	76,820.83	0.00
E	10/01/21 - 10/30/21	30	0.00	44,472.92	0.00	44,472.92	0.00	0.00	0.00	44,472.92	0.00
F	10/01/21 - 10/30/21	30	0.00	49,234.37	0.00	49,234.37	0.00	0.00	0.00	49,234.37	0.00
G	10/01/21 - 10/30/21	30	0.00	26,256.87	0.00	26,256.87	0.00	0.00	0.00	26,256.87	0.00
H	10/01/21 - 10/30/21	30	0.00	82,057.18	0.00	82,057.18	0.00	0.00	0.00	82,057.18	0.00
RR Interest	10/01/21 - 10/30/21	30	0.00	239,636.07	0.00	239,636.07	0.00	0.00	0.00	239,636.07	0.00
Totals			0.00	4,792,721.40	0.00	4,792,721.40	0.00	0.00	0.00	4,792,721.40	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	5,039,057.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,816,909.56	Master Servicing Fee	15,516.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,332.92
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	701.58
ARD Interest	0.00	Operating Advisor Fee	996.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	350.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,816,909.56	Total Fees	24,188.18

Principal		Expenses/Reimbursements
Scheduled Principal	246,335.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	246,335.60	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,792,721.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	246,335.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,039,057.00
Total Funds Collected	5,063,245.16	Total Funds Distributed	5,063,245.18

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,629,477,089.87	1,629,477,089.87	Beginning Certificate Balance	1,629,477,089.12
(-) Scheduled Principal Collections	246,335.60	246,335.60	(-) Principal Distributions	246,335.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,629,230,754.27	1,629,230,754.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,629,477,089.87	1,629,477,089.87	Ending Certificate Balance	1,629,230,753.52
Ending Actual Collateral Balance	1,629,230,754.27	1,629,230,754.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.75)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.75)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	964,527.23	0.06%	98	3.3800	0.420000	1.75 or less	33	542,882,325.10	33.32%	94	3.6088	1.130747
1,000,001 to 2,000,000	6	8,522,978.07	0.52%	98	3.3263	1.442137	1.76 to 2.00	2	25,843,994.95	1.59%	82	3.9779	1.786324
2,000,001 to 3,000,000	4	10,975,055.87	0.67%	98	3.3474	3.378192	2.01 to 2.25	6	177,650,736.14	10.90%	98	3.2742	2.199174
3,000,001 to 4,000,000	4	14,393,692.64	0.88%	98	3.5577	3.730204	2.26 to 2.50	6	107,770,000.00	6.61%	92	3.4263	2.417321
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	9	276,376,266.23	16.96%	98	3.3815	2.585807
5,000,001 to 6,000,000	7	38,975,610.97	2.39%	98	3.6535	2.336738	2.76 to 3.00	3	92,900,000.00	5.70%	95	3.4923	2.852931
6,000,001 to 7,000,000	3	19,702,018.17	1.21%	98	3.6765	1.511342	3.01 or greater	21	405,807,431.85	24.91%	97	3.2554	3.691721
7,000,001 to 8,000,000	6	46,155,265.43	2.83%	98	3.6043	3.555318	Totals	80	1,629,230,754.27	100.00%	95	3.4329	2.325667
8,000,001 to 9,000,000	6	51,041,129.90	3.13%	88	3.5156	1.631350
9,000,001 to 10,000,000	1	10,000,000.00	0.61%	97	3.7140	2.451800
10,000,001 to 15,000,000	11	136,355,141.66	8.37%	94	3.7279	2.411640
15,000,001 to 20,000,000	7	115,320,334.33	7.08%	97	3.6056	1.707443
20,000,001 to 30,000,000	8	206,140,000.00	12.65%	97	3.5569	2.389049
30,000,001 to 50,000,000	8	381,350,000.00	23.41%	97	3.1835	3.160641
50,000,001 to 70,000,000	4	258,050,000.00	15.84%	89	3.6639	1.654642
70,000,001 to 80,000,000	2	150,000,000.00	9.21%	96	3.1000	1.431450
80,000,001 to 90,000,000	1	81,285,000.00	4.99%	99	3.4050	2.168700
90,000,001 or greater	1	100,000,000.00	6.14%	97	3.1702	2.513400
Totals	80	1,629,230,754.27	100.00%	95	3.4329	2.325667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	3,440,503.85	0.21%	62	4.0000	1.820800
							Industrial	7	42,652,959.64	2.62%	98	3.7358	2.661164
Arizona	1	37,450,000.00	2.30%	97	3.4800	2.783400
							Lodging	10	289,220,334.33	17.75%	90	3.5276	1.566709
California	16	290,521,266.23	17.83%	97	3.5046	2.743532
							Mixed Use	3	15,639,482.92	0.96%	97	3.6541	2.480935
Colorado	2	62,150,000.00	3.81%	65	3.8430	0.229750
							Multi-Family	41	337,848,608.84	20.74%	97	3.5410	1.693872
Florida	5	50,070,334.33	3.07%	97	3.7462	2.613935
							Office	14	632,387,040.36	38.82%	97	3.2574	2.609945
Idaho	1	5,350,000.00	0.33%	97	4.0900	2.704000
							Other	2	48,900,000.00	3.00%	98	3.2678	2.662200
Illinois	3	17,920,000.00	1.10%	98	3.7500	2.691800
							Retail	13	206,091,411.18	12.65%	96	3.5534	2.626275
Kansas	2	12,503,980.00	0.77%	86	3.8540	2.104358
							Self Storage	7	56,490,917.00	3.47%	88	3.6791	3.083250
Maryland	1	65,400,000.00	4.01%	96	3.3980	3.017900
							Totals	97	1,629,230,754.27	100.00%	95	3.4329	2.325667
Massachusetts	4	42,741,084.00	2.62%	98	3.4964	3.038617

Mississippi	1	3,509,511.09	0.22%	62	4.0000	1.820800

Missouri	1	15,000,000.00	0.92%	96	3.9620	1.761400

Montana	1	7,800,000.00	0.48%	97	3.8290	4.452100

Nevada	3	115,450,000.00	7.09%	97	3.2548	2.529510

New Jersey	1	81,285,000.00	4.99%	99	3.4050	2.168700

New Mexico	1	10,465,000.00	0.64%	97	3.8550	2.608300

New York	36	544,164,758.84	33.40%	97	3.2388	1.927981

North Carolina	3	61,700,000.00	3.79%	98	3.4997	1.038543

Pennsylvania	1	7,625,000.00	0.47%	98	3.7200	3.639300

Rhode Island	1	9,460,916.00	0.58%	98	3.4450	3.108900

Texas	6	106,088,000.00	6.51%	93	3.7439	2.165706

Vermont	1	3,585,399.92	0.22%	97	4.3600	2.152300

Virginia	2	48,900,000.00	3.00%	98	3.2678	2.662200

Washington	3	26,650,000.00	1.64%	97	3.2716	3.889273

Totals	97	1,629,230,754.27	100.00%	95	3.4329	2.325667

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	5	250,000,000.00	15.34%	97	2.8938	3.251500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	5	204,743,456.60	12.57%	96	3.2062	1.818388	13 months to 24 months	77	1,479,530,754.27	90.81%	96	3.4350	2.406296
	3.251% to 3.500%	35	587,729,954.68	36.07%	97	3.3916	2.531348	25 months to 36 months	3	149,700,000.00	9.19%	94	3.4125	1.528792
	3.501% to 3.750%	14	244,062,613.79	14.98%	97	3.6324	2.227566	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	15	281,239,329.28	17.26%	89	3.8404	1.618582	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	46,620,000.00	2.86%	87	4.0638	2.027678	Totals	80	1,629,230,754.27	100.00%	95	3.4329	2.325667
	4.251% or greater	2	14,835,399.92	0.91%	98	4.2918	1.531235
	Totals	80	1,629,230,754.27	100.00%	95	3.4329	2.325667
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	8,520,000.00	0.52%	38	4.0080	2.334500	Interest Only	45	1,380,515,000.00	84.73%	95	3.3961	2.402445
61 months to 84 months		2	65,493,994.95	4.02%	61	3.9015	0.165129	240 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	76	1,554,121,650.06	95.39%	97	3.4100	2.417582	241 months to 300 months	1	1,332,753.78	0.08%	98	3.2600	0.600000
	Totals	79	1,628,135,645.01	99.93%	95	3.4329	2.326539	301 months to 420 months	27	212,720,967.35	13.06%	95	3.6807	1.879573
								421 months or greater	6	33,566,923.88	2.06%	98	3.3824	2.105781
								Totals	79	1,628,135,645.01	99.93%	95	3.4329	2.326539
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		3	100,000,000.00	6.14%	97	3.0722	3.562500	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	1,629,230,754.27	100.00%	95	3.4329	2.325667	61 months to 240 months	1	1,095,109.26	0.07%	98	3.4500	1.030000
								241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	1,095,109.26	0.07%	98	3.4500	1.030000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310954014	OF	New York	NY	Actual/360	2.950%	190,520.83	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	11/06/21
1A	453012277				Actual/360	2.950%	63,506.94	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	11/06/21
2	310952438	OF	New York	NY	Actual/360	2.990%	128,736.11	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	11/06/21
2A	310954220				Actual/360	2.990%	128,736.11	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	11/06/21
3	323190003	LO	Las Vegas	NV	Actual/360	3.170%	272,985.40	0.00	0.00	N/A	12/05/29	--	100,000,000.00	100,000,000.00	11/05/21
4	1959191	OF	Jersey City	NJ	Actual/360	3.405%	238,334.39	0.00	0.00	N/A	02/05/30	--	81,285,000.00	81,285,000.00	11/05/21
5	300801971	MF	Long Island City	NY	Actual/360	3.250%	209,895.83	0.00	0.00	N/A	10/10/29	--	75,000,000.00	75,000,000.00	11/10/21
6	310952276	RT	Brooklyn	NY	Actual/360	3.359%	144,615.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	10/01/21
6A	310954178				Actual/360	3.359%	72,307.50	0.00	0.00	N/A	01/01/30	--	25,000,000.00	25,000,000.00	10/01/21
7	453012269	OF	New York	NY	Actual/360	3.610%	217,602.78	0.00	0.00	N/A	12/01/29	--	70,000,000.00	70,000,000.00	11/01/21
8	1959825	MF	Various	TX	Actual/360	3.800%	222,511.11	0.00	0.00	N/A	01/01/30	--	68,000,000.00	68,000,000.00	11/01/21
9	323190009	OF	Rockville	MD	Actual/360	3.398%	191,364.03	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	11/05/21
10	310953184	LO	Denver	CO	Actual/360	3.882%	182,685.84	0.00	0.00	N/A	12/11/26	--	54,650,000.00	54,650,000.00	11/11/21
11	300801963	OF	San Francisco	CA	Actual/360	3.450%	148,541.67	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	11/01/21
12	323190012	OF	San Francisco	CA	Actual/360	2.589%	111,470.83	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	10/06/21
13	300802020	98	Sterling	VA	Actual/360	3.268%	137,601.61	0.00	0.00	N/A	01/06/30	--	48,900,000.00	48,900,000.00	11/01/21
14	1959644	RT	Various	Various	Actual/360	3.445%	133,493.75	0.00	0.00	N/A	01/01/30	--	45,000,000.00	45,000,000.00	11/01/21
15	1959724	OF	Phoenix	AZ	Actual/360	3.480%	112,225.17	0.00	0.00	N/A	12/01/29	--	37,450,000.00	37,450,000.00	11/01/21
16	300802056	LO	Charlotte	NC	Actual/360	3.455%	87,766.60	0.00	0.00	N/A	01/01/30	--	29,500,000.00	29,500,000.00	11/01/21
17	1959889	RT	Wylie	TX	Actual/360	3.525%	84,232.81	0.00	0.00	N/A	12/01/29	--	27,750,000.00	27,750,000.00	11/01/21
18	1958902	IN	Various	Various	Actual/360	3.750%	86,993.75	0.00	0.00	N/A	01/06/30	--	26,940,000.00	26,940,000.00	11/06/21
19	600952422	RT	Carson	CA	Actual/360	4.070%	91,998.96	0.00	0.00	N/A	01/11/30	--	26,250,000.00	26,250,000.00	10/11/21
20	300801949	LO	Bakersfield	CA	Actual/360	3.830%	81,461.97	0.00	0.00	N/A	10/01/29	--	24,700,000.00	24,700,000.00	11/01/21
21	300802060	OF	Folsom	CA	Actual/360	3.490%	63,110.83	0.00	0.00	N/A	01/01/30	--	21,000,000.00	21,000,000.00	11/01/21
22	310952822	OF	Beverly Hills	CA	Actual/360	3.605%	62,086.11	0.00	0.00	N/A	01/11/30	--	20,000,000.00	20,000,000.00	11/11/21
23	300802025	LO	Charlotte	NC	Actual/360	3.425%	50,138.19	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	11/01/21
24	300802027	LO	Calabasas	CA	Actual/360	3.710%	54,310.28	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	11/01/21
25	310953105	LO	Fort Lauderdale	FL	Actual/360	3.790%	51,365.53	24,376.41	0.00	N/A	12/11/29	--	15,738,864.10	15,714,487.69	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	310953102	LO	Pembroke Pines	FL	Actual/360	3.790%	49,866.38	23,664.97	0.00	N/A	12/11/29	--	15,279,511.61	15,255,846.64	11/11/21
27	310952558	MF	Durham	NC	Actual/360	3.670%	48,036.22	0.00	0.00	N/A	12/11/29	--	15,200,000.00	15,200,000.00	11/11/21
28	300802016	Various Tacoma		WA	Actual/360	3.250%	42,398.96	0.00	0.00	N/A	12/01/29	--	15,150,000.00	15,150,000.00	11/01/21
29	310953596	MF	St Louis	MO	Actual/360	3.962%	51,175.83	0.00	0.00	N/A	11/11/29	--	15,000,000.00	15,000,000.00	11/11/21
30	310953019	OF	Ontario	CA	Actual/360	3.772%	48,624.22	0.00	0.00	N/A	12/11/29	--	14,970,000.00	14,970,000.00	11/11/21
31	300802017	Various Various		CA	Actual/360	3.363%	41,701.20	0.00	0.00	N/A	11/01/29	--	14,400,000.00	14,400,000.00	11/01/21
32	1959128	RT	Los Angeles	CA	Actual/360	3.585%	41,808.34	21,724.06	0.00	N/A	01/01/30	--	13,542,990.29	13,521,266.23	11/01/21
33	410951135	IN	Oceanside	CA	Actual/360	3.780%	42,738.15	0.00	0.00	N/A	12/11/29	--	13,130,000.00	13,130,000.00	11/11/21
34	1959061	MF	Auburn	WA	Actual/360	3.300%	32,679.17	0.00	0.00	N/A	01/01/30	--	11,500,000.00	11,500,000.00	11/01/21
35	300802031	MF	Chico	CA	Actual/360	4.270%	41,365.62	0.00	0.00	N/A	01/01/30	--	11,250,000.00	11,250,000.00	11/01/21
36	300802015	Various Various		NY	Actual/360	3.800%	36,485.28	0.00	0.00	N/A	12/01/29	--	11,150,000.00	11,150,000.00	11/01/21
37	300802059	RT	Various	Various	Actual/360	4.000%	37,403.59	15,112.09	0.00	01/01/27	07/01/31	--	10,859,107.04	10,843,994.95	11/01/21
38	470116740	MF	New York	NY	Actual/360	3.340%	29,169.31	17,047.61	0.00	N/A	01/01/30	--	10,141,928.09	10,124,880.48	11/01/21
39	1957358	OF	Albuquerque	NM	Actual/360	3.855%	34,739.44	0.00	0.00	N/A	12/01/29	--	10,465,000.00	10,465,000.00	11/01/21
40	310953353	SS	Henderson	NV	Actual/360	3.714%	31,981.67	0.00	0.00	N/A	12/11/29	--	10,000,000.00	10,000,000.00	11/11/21
41	470117480	MF	New York	NY	Actual/360	3.190%	24,254.43	15,266.26	0.00	N/A	01/01/30	--	8,829,603.84	8,814,337.58	11/01/21
42	470116780	MF	Yonkers	NY	Actual/360	3.330%	24,925.85	14,638.97	0.00	N/A	01/01/30	--	8,692,537.32	8,677,898.35	11/01/21
43	300802000	MF	Kansas City	KS	Actual/360	3.788%	28,084.86	0.00	0.00	N/A	12/01/29	--	8,610,000.00	8,610,000.00	11/01/21
44	300802021	SS	Houston	TX	Actual/360	4.008%	29,405.36	0.00	0.00	N/A	01/01/25	--	8,520,000.00	8,520,000.00	11/01/21
45	470117210	MF	White Plains	NY	Actual/360	3.270%	23,108.20	13,977.70	0.00	N/A	01/01/30	--	8,206,524.11	8,192,546.41	11/01/21
46	470117560	MF	Rocky Point	NY	Actual/360	3.510%	24,887.42	7,703.82	0.00	N/A	01/01/30	--	8,234,051.38	8,226,347.56	11/01/21
47	470117440	MF	New York	NY	Actual/360	3.410%	23,014.86	7,546.08	0.00	N/A	01/01/30	--	7,837,811.51	7,830,265.43	11/01/21
48	323190048	LO	Whitefish	MT	Actual/360	3.829%	25,718.12	0.00	0.00	N/A	12/01/29	--	7,800,000.00	7,800,000.00	11/01/21
49	300802022	SS	Sonora	CA	Actual/360	3.679%	24,710.62	0.00	0.00	N/A	01/01/30	--	7,800,000.00	7,800,000.00	11/01/21
50	1960110	SS	Mars	PA	Actual/360	3.720%	24,425.42	0.00	0.00	N/A	01/01/30	--	7,625,000.00	7,625,000.00	11/01/21
51	300802058	LO	Punta Gorda	FL	Actual/360	3.426%	22,421.27	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	11/01/21
52	300802012	SS	Longmont	CO	Actual/360	3.559%	22,985.21	0.00	0.00	N/A	12/01/29	--	7,500,000.00	7,500,000.00	11/01/21
53	470117320	MF	Staten Island	NY	Actual/360	3.340%	19,294.70	6,588.28	0.00	N/A	01/01/30	--	6,708,606.45	6,702,018.17	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	1855964	MU	Brooklyn	NY	Actual/360	3.610%	20,205.97	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	11/01/21
55	1959717	MF	Rancho Cordova	CA	Actual/360	4.090%	22,892.64	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	11/01/21
56	1959821	RT	Sunny Isles Beach	FL	Actual/360	3.720%	19,220.00	0.00	0.00	N/A	01/01/30	--	6,000,000.00	6,000,000.00	11/01/21
57	470116890	MF	New York	NY	Actual/360	3.170%	15,802.81	10,046.85	0.00	N/A	01/01/30	--	5,789,165.87	5,779,119.02	11/01/21
58	470117250	MF	Bronx	NY	Actual/360	3.270%	15,767.95	9,537.73	0.00	N/A	01/01/30	--	5,599,745.74	5,590,208.01	11/01/21
59	300802018	MF	Hialeah	FL	Actual/360	3.971%	18,807.10	0.00	0.00	N/A	12/01/29	--	5,500,000.00	5,500,000.00	11/01/21
60	470115980	MF	Spring Valley	NY	Actual/360	3.420%	15,652.92	8,799.58	0.00	N/A	01/01/30	--	5,315,083.52	5,306,283.94	11/01/21
61	300802007	SS	North Las Vegas	NV	Actual/360	3.965%	18,607.97	0.00	0.00	N/A	12/01/29	--	5,450,000.00	5,450,000.00	11/01/21
62	1959468	MF	Rexburg	ID	Actual/360	4.090%	18,842.40	0.00	0.00	N/A	12/01/29	--	5,350,000.00	5,350,000.00	11/01/21
63	470116970	MF	Yonkers	NY	Actual/360	3.320%	11,338.28	3,916.85	0.00	N/A	01/01/30	--	3,965,973.41	3,962,056.56	11/01/21
64	1958769	MU	Hinesburg	VT	Actual/360	4.360%	13,479.81	4,961.02	0.00	N/A	12/01/29	--	3,590,360.94	3,585,399.92	11/01/21
65	470117040	MF	Yonkers	NY	Actual/360	3.290%	9,708.39	3,413.03	0.00	N/A	01/01/30	--	3,426,825.91	3,423,412.88	11/01/21
66	470117520	MF	Yonkers	NY	Actual/360	3.260%	9,618.29	3,441.25	0.00	N/A	01/01/30	--	3,426,264.53	3,422,823.28	11/01/21
67	470116840	MF	New York	NY	Actual/360	3.340%	8,628.33	0.00	0.00	N/A	01/01/30	--	3,000,000.00	3,000,000.00	11/01/21
68	470116860	MF	Brooklyn	NY	Actual/360	3.280%	8,181.29	4,924.35	0.00	N/A	01/01/30	--	2,896,602.76	2,891,678.41	11/01/21
69	470117010	MF	Middle Island	NY	Actual/360	3.300%	7,601.08	4,530.28	0.00	N/A	01/01/30	--	2,674,866.50	2,670,336.22	11/01/21
70	470117610	MF	Yonkers	NY	Actual/360	3.490%	7,263.73	3,948.44	0.00	N/A	01/01/30	--	2,416,989.68	2,413,041.24	11/01/21
71	470116800	MF	New York	NY	Actual/360	3.320%	5,717.78	0.00	0.00	N/A	01/01/30	--	2,000,000.00	2,000,000.00	11/01/21
72	470117180	MF	New York	NY	Actual/360	3.310%	4,121.88	2,455.71	0.00	N/A	12/01/29	--	1,446,133.38	1,443,677.67	11/01/21
73	470117390	MF	New York	NY	Actual/360	3.270%	3,941.99	2,384.43	0.00	N/A	01/01/30	--	1,399,936.44	1,397,552.01	11/01/21
74	470117120	MF	New York	NY	Actual/360	3.260%	3,749.98	3,079.85	0.00	N/A	01/01/30	--	1,335,833.63	1,332,753.78	11/01/21
75	470117270	MF	New York	NY	Actual/360	3.380%	3,655.60	2,095.25	0.00	N/A	01/01/30	--	1,255,980.60	1,253,885.35	11/01/21
76	470117340	MF	Bronx	NY	Actual/360	3.450%	3,281.74	9,543.00	0.00	N/A	01/01/30	--	1,104,652.26	1,095,109.26	11/01/21
77	470116510	MF	New York	NY	Actual/360	3.380%	2,812.00	1,611.73	0.00	N/A	01/01/30	--	966,138.96	964,527.23	11/01/21
Totals							4,816,909.56	246,335.60	0.00				1,629,477,089.87	1,629,230,754.27
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	84,813,538.55	43,354,327.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	71,967,263.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	236,033,260.00	291,114,738.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,517,126.61	14,577,858.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	42,103,210.00	10,583,388.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	45,664,018.00	21,970,007.00	01/01/21	06/30/21	--	0.00	0.00	144,453.54	144,453.54	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	72,226.77	72,226.77	0.00	0.00
7	16,061,965.80	14,289,607.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,934,592.50	4,712,999.57	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	27,741,261.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(500,233.35)	(114,785.70)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	50,301,883.34	41,828,743.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	39,769,538.00	40,073,063.00	07/01/20	06/30/21	--	0.00	0.00	111,309.37	111,309.37	0.00	0.00
13	4,333,784.32	2,239,494.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,977,781.97	2,490,485.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,108,431.08	3,082,984.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	865,348.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,363,255.00	1,653,478.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,905,996.81	1,487,880.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	865,896.31	1,507,865.97	01/01/21	09/30/21	--	0.00	0.00	91,490.37	91,490.37	0.00	0.00
20	716,075.93	1,732,893.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,152,982.19	1,888,205.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,396,600.03	260,218.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	238,081.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	969,594.55	1,005,119.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	548,019.38	1,374,846.85	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,017,324.46	1,629,078.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,307,315.99	752,676.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,816,117.00	1,484,698.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	18.80	0.00
29	3,451,469.42	2,724,465.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,289,590.95	1,085,929.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	5,653,671.24	3,253,657.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,965,665.30	1,052,162.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,119,809.70	966,408.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,237,946.20	786,223.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	910,996.13	336,865.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	802,807.00	825,227.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,022,765.24	839,669.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	436,013.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,308,763.18	622,030.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	889,543.52	704,358.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	604,439.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	777,772.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	669,685.81	187,044.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	751,650.44	612,514.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	378,566.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	560,647.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	374,367.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	1,477,205.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	909,995.04	754,603.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	981,086.23	803,656.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,505,637.45	1,668,951.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	699,413.55	634,299.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	229,309.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	528,304.25	304,781.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	562,758.92	469,347.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	535,212.36	552,745.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	289,684.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	416,818.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	966,805.35	736,803.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	414,066.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	540,841.49	494,363.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	547,958.53	470,060.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	590,084.00	10/22/19	10/22/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	446,650.92	361,530.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	216,045.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	1,350,987.00	12/09/19	12/09/19	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	893,510.00	10/29/19	10/29/19	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	180,314.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	301,011.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	111,894.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	82,021.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	88,773.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	121,378.00	03/01/19	02/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	49,440.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	51,029.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	158,936.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	22,368.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	701,289,056.60	536,404,249.77				0.00	0.00	419,480.05	419,480.05	18.80	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432889%	3.415657%	95
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432899%	3.415661%	96
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432910%	3.415665%	97
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432920%	3.415668%	98
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432930%	3.415672%	99
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432940%	3.415676%	100
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432950%	3.415680%	101
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432960%	3.415684%	102
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432970%	3.415687%	103
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432982%	3.415692%	104
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432992%	3.415696%	105
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432996%	3.415694%	106
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310952276	10/01/21	0	B	144,453.54	144,453.54	0.00	50,000,000.00
6A	310954178	10/01/21	0	B	72,226.77	72,226.77	0.00	25,000,000.00
12	323190012	10/06/21	0	B	111,309.37	111,309.37	0.00	50,000,000.00
19	600952422	10/11/21	0	B	91,490.37	91,490.37	0.00	26,250,000.00
Totals					419,480.05	419,480.05	0.00	151,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		8,520,000	8,520,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,620,710,754	1,620,710,754	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,629,230,754	1,629,230,754	0	0	0	0
Oct-21	1,629,477,090	1,629,477,090	0	0	0	0
Sep-21	1,629,738,311	1,629,738,311	0	0	0	0
Aug-21	1,629,983,122	1,629,983,122	0	0	0	0
Jul-21	1,630,227,198	1,630,227,198	0	0	0	0
Jun-21	1,630,486,238	1,630,486,238	0	0	0	0
May-21	1,630,728,802	1,630,728,802	0	0	0	0
Apr-21	1,630,986,385	1,630,986,385	0	0	0	0
Mar-21	1,631,227,446	1,631,227,446	0	0	0	0
Feb-21	1,631,515,177	1,631,515,177	0	0	0	0
Jan-21	1,631,754,650	1,631,754,650	0	0	0	0
Dec-20	1,631,978,827	1,631,978,827	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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